LEASES - Future Minimum Payments (Details) - USD ($) $ in Thousands	Apr. 04, 2021	Jan. 03, 2021
Leases [Abstract]
2021 Remaining	$ 11,848
2021	10,750	$ 10,106
2022	8,292	8,674
2023	5,761	6,756
2024	4,285	5,325
Thereafter	5,005	2,928
Total	$ 45,941	$ 37,669